Note 25 - Provisions (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of other provisions [text block]
Reconciliation of site restoration provision	2018	2017
Balance at January 1	3,797	3,456
Reclassified to Liabilities associated with assets held for sale	(602)	—
Foreign exchange movement	(97)	62
Unwinding of discount	20	25
Rehabilitation performed	(54)	(22)
Change in estimate during the year
- adjusted through profit or loss	84	58
- adjustment capitalised in Property, plant and equipment	161	218
Balance at December 31	3,309	3,797